Federated Kaufmann Fund
A Portfolio of Federated Equity Funds
CLASS A SHARES (TICKER KAUAX)
CLASS B SHARES (TICKER KAUBX)
CLASS C SHARES (TICKER KAUCX)
CLASS R SHARES (TICKER KAUFX)

SUPPLEMENT TO SUMMARY PROSPECTUSES DATED DECEMBER 31, 2013
Effective June 27, 2014:
Under the section entitled “RISK/RETURN SUMMARY: FEES AND EXPENSES,” please replace the “Fee Table” and “Example” in their entirety with the following:
This table describes the fees and expenses that you may pay if you buy and hold the Fund's Class A Shares (A), Class B Shares (B) and Class C Shares (C). You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in certain classes (e.g., A Class) of Federated Funds. More information about these and other discounts is available from your financial professional and in the “What Do Shares Cost?” section of the Prospectus on page 13.
Shareholder Fees (fees paid directly from your investment)	A	B	C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	0.00%	5.50%	1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None	None	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None	None	None
Exchange Fee	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee[1]	1.30%	1.30%	1.30%
Distribution (12b-1) Fee	0.25%	0.75%	0.75%
Other Expenses	0.53%	0.53%	0.53%
Acquired Fund Fees and Expenses	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses[1]	2.09%	2.59%	2.59%
Fee Waivers and/or Expense Reimbursements[1,2]	0.13%	0.08%	0.08%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	1.96%	2.51%	2.51%

1	The Management Fee, Total Annual Fund Operating Expenses and Fee Waivers and/or Expense Reimbursements have been restated to reflect current fees due to a reduction in the stated, gross Management Fee for the Fund.
2	Pursuant to the settlement of certain litigation, the Adviser has agreed for a period continuing until June 30, 2022, to waive its investment advisory fee so that such fee will not exceed 1.275%. Also, pursuant to the settlement agreement, effective July 1, 2012 and continuing until June 30, 2022, the Adviser has agreed to further waive the advisory fee by an additional 0.02%, 0.04%, 0.06% or 0.07% if the Fund's net assets exceed eight, nine, ten or twelve billion dollars, respectively. In addition, as a separate matter, the Adviser and its affiliates have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (excluding Acquired Fund Fees and Expenses, expenses allocated from affiliated partnership, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's A, B and C classes (after the voluntary waivers and/or reimbursements) will not exceed 1.95%, 2.50% and 2.50% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) January 1, 2015; or (b) the date of the Fund's next effective Prospectus (the “Additional Arrangements”). While the Adviser and its affiliates currently do not anticipate terminating or increasing these Additional Arrangements prior to the Termination Date, these Additional Arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Fund's Board of Trustees.
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 for the time periods indicated and then redeem all of your Shares at the end of those periods. Expenses assuming no redemption are also shown. The Example also assumes that your investment has a 5% return each year and that operating expenses are as shown in the table above and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:
Share Class	1 Year	3 Years	5 Years	10 Years
A:
Expenses assuming redemption	$750	$1,169	$1,612	$2,838
Expenses assuming no redemption	$750	$1,169	$1,612	$2,838
B:
Expenses assuming redemption	$812	$1,205	$1,575	$2,925
Expenses assuming no redemption	$262	$805	$1,375	$2,803
C:
Expenses assuming redemption	$362	$805	$1,375	$2,925
Expenses assuming no redemption	$262	$805	$1,375	$2,925

This table describes the fees and expenses that you may pay if you buy and hold the Fund's Class R Shares (R).
Shareholder Fees (fees paid directly from your investment)	R
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	0.20%
Exchange Fee	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee[1]	1.30%
Distribution (12b-1) Fee	0.50%
Other Expenses	0.50%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses[1]	2.31%
Fee Waivers and/or Expense Reimbursements[1,2]	0.35%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	1.96%

1	The Management Fee, Total Annual Fund Operating Expenses and Fee Waivers and/or Expense Reimbursements have been restated to reflect current fees due to a reduction in the stated, gross Management Fee for the Fund.
2	Pursuant to the settlement of certain litigation, the Adviser has agreed for a period continuing until June 30, 2022, to waive its investment advisory fee so that such fee will not exceed 1.275%. Also, pursuant to the settlement agreement, effective July 1, 2012 and continuing until June 30, 2022, the Adviser has agreed to further waive the advisory fee by an additional 0.02%, 0.04%, 0.06% or 0.07% if the Fund's net assets exceed eight, nine, ten or twelve billion dollars, respectively. In addition, as a separate matter, the Adviser and its affiliates have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (excluding Acquired Fund Fees and Expenses, expenses allocated from affiliated partnership, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's R class (after the voluntary waivers and/or reimbursements) will not exceed 1.95% (the “Fee Limit”), up to but not including the later of (the “Termination Date”): (a) January 1, 2015; or (b) the date of the Fund's next effective Prospectus (the “Additional Arrangements”). While the Adviser and its affiliates currently do not anticipate terminating or increasing these Additional Arrangements prior to the “Termination Date,” these Additional Arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Fund's Board of Trustees.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 for the time periods indicated and then redeem all of your Shares at the end of those periods. Expenses assuming no redemption are also shown. The Example also assumes that your investment has a 5% return each year and that operating expenses are as shown in the table above and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:
Share Class	1 Year	3 Years	5 Years	10 Years
R:
Expenses assuming redemption	$254	$741	$1,255	$2,666
Expenses assuming no redemption	$234	$721	$1,235	$2,646
June 27, 2014
Federated Kaufmann Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q452237 (6/14)
Federated Kaufmann Fund
A Portfolio of Federated Equity Funds
CLASS A SHARES (TICKER KAUAX)
CLASS B SHARES (TICKER KAUBX)
CLASS C SHARES (TICKER KAUCX)
CLASS R SHARES (TICKER KAUFX)

SUPPLEMENT TO the statutory PROSPECTUSES DATED DECEMBER 31, 2013
Effective June 27, 2014:
1. Under the section entitled “RISK/RETURN SUMMARY: FEES AND EXPENSES,” please replace the “Fee Table” and “Example” in their entirety with the following:
This table describes the fees and expenses that you may pay if you buy and hold the Fund's Class A Shares (A), Class B Shares (B) and Class C Shares (C). You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in certain classes (e.g., A Class) of Federated Funds. More information about these and other discounts is available from your financial professional and in the “What Do Shares Cost?” section of the Prospectus on page 13.
Shareholder Fees (fees paid directly from your investment)	A	B	C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	0.00%	5.50%	1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None	None	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None	None	None
Exchange Fee	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee[1]	1.30%	1.30%	1.30%
Distribution (12b-1) Fee	0.25%	0.75%	0.75%
Other Expenses	0.53%	0.53%	0.53%
Acquired Fund Fees and Expenses	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses[1]	2.09%	2.59%	2.59%
Fee Waivers and/or Expense Reimbursements[1,2]	0.13%	0.08%	0.08%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	1.96%	2.51%	2.51%
1	The Management Fee, Total Annual Fund Operating Expenses and Fee Waivers and/or Expense Reimbursements have been restated to reflect current fees due to a reduction in the stated, gross Management Fee for the Fund.
2	Pursuant to the settlement of certain litigation, the Adviser has agreed for a period continuing until June 30, 2022, to waive its investment advisory fee so that such fee will not exceed 1.275%. Also, pursuant to the settlement agreement, effective July 1, 2012 and continuing until June 30, 2022, the Adviser has agreed to further waive the advisory fee by an additional 0.02%, 0.04%, 0.06% or 0.07% if the Fund's net assets exceed eight, nine, ten or twelve billion dollars, respectively. In addition, as a separate matter, the Adviser and its affiliates have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (excluding Acquired Fund Fees and Expenses, expenses allocated from affiliated partnership, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's A, B and C classes (after the voluntary waivers and/or reimbursements) will not exceed 1.95%, 2.50% and 2.50% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) January 1, 2015; or (b) the date of the Fund's next effective Prospectus (the “Additional Arrangements”). While the Adviser and its affiliates currently do not anticipate terminating or increasing these Additional Arrangements prior to the Termination Date, these Additional Arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Fund's Board of Trustees.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 for the time periods indicated and then redeem all of your Shares at the end of those periods. Expenses assuming no redemption are also shown. The Example also assumes that your investment has a 5% return each year and that operating expenses are as shown in the table above and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:
Share Class	1 Year	3 Years	5 Years	10 Years
A:
Expenses assuming redemption	$750	$1,169	$1,612	$2,838
Expenses assuming no redemption	$750	$1,169	$1,612	$2,838
B:
Expenses assuming redemption	$812	$1,205	$1,575	$2,925
Expenses assuming no redemption	$262	$805	$1,375	$2,803
C:
Expenses assuming redemption	$362	$805	$1,375	$2,925
Expenses assuming no redemption	$262	$805	$1,375	$2,925
This table describes the fees and expenses that you may pay if you buy and hold the Fund's Class R Shares (R).
Shareholder Fees (fees paid directly from your investment)	R
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	0.20%
Exchange Fee	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee[1]	1.30%
Distribution (12b-1) Fee	0.50%
Other Expenses	0.50%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses[1]	2.31%
Fee Waivers and/or Expense Reimbursements[1,2]	0.35%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	1.96%
1	The Management Fee, Total Annual Fund Operating Expenses and Fee Waivers and/or Expense Reimbursements have been restated to reflect current fees due to a reduction in the stated, gross Management Fee for the Fund.
2	Pursuant to the settlement of certain litigation, the Adviser has agreed for a period continuing until June 30, 2022, to waive its investment advisory fee so that such fee will not exceed 1.275%. Also, pursuant to the settlement agreement, effective July 1, 2012 and continuing until June 30, 2022, the Adviser has agreed to further waive the advisory fee by an additional 0.02%, 0.04%, 0.06% or 0.07% if the Fund's net assets exceed eight, nine, ten or twelve billion dollars, respectively. In addition, as a separate matter, the Adviser and its affiliates have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (excluding Acquired Fund Fees and Expenses, expenses allocated from affiliated partnership, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's R class (after the voluntary waivers and/or reimbursements) will not exceed 1.95% (the “Fee Limit”), up to but not including the later of (the “Termination Date”): (a) January 1, 2015; or (b) the date of the Fund's next effective Prospectus (the “Additional Arrangements”). While the Adviser and its affiliates currently do not anticipate terminating or increasing these Additional Arrangements prior to the “Termination Date,” these Additional Arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Fund's Board of Trustees.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 for the time periods indicated and then redeem all of your Shares at the end of those periods. Expenses assuming no redemption are also shown. The Example also assumes that your investment has a 5% return each year and that operating expenses are as shown in the table above and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:
Share Class	1 Year	3 Years	5 Years	10 Years
R:
Expenses assuming redemption	$254	$741	$1,255	$2,666
Expenses assuming no redemption	$234	$721	$1,235	$2,646
2. Under the section entitled “WHO MANAGES THE FUND?” please replace the first sentence of the sub-section “ADVISORY FEES” with the following:
The Fund's investment advisory contract provides for payment to the Adviser of an annual investment advisory fee of 1.30% of the Fund's average daily net assets.”
3. Under the section entitled “APPENDIX A: HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION,” please replace the chart with the following:
FEDERATED KAUFMANN FUND - A CLASS
ANNUAL EXPENSE RATIO: 2.09%
MAXIMUM FRONT-END SALES CHARGE: 5.50%
Year	Hypothetical Beginning Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$472.50	$9,922.50	$750.38	$9,725.00
2	$9,725.00	$486.25	$10,211.25	$206.21	$10,008.00
3	$10,008.00	$500.40	$10,508.40	$212.21	$10,299.23
4	$10,299.23	$514.96	$10,814.19	$218.39	$10,598.94
5	$10,598.94	$529.95	$11,128.89	$224.74	$10,907.37
6	$10,907.37	$545.37	$11,452.74	$231.28	$11,224.77
7	$11,224.77	$561.24	$11,786.01	$238.01	$11,551.41
8	$11,551.41	$577.57	$12,128.98	$244.94	$11,887.56
9	$11,887.56	$594.38	$12,481.94	$252.06	$12,233.49
10	$12,233.49	$611.67	$12,845.16	$259.40	$12,589.48
Cumulative		$5,394.29		$2,837.62
FEDERATED KAUFMANN FUND–B CLASS
ANNUAL EXPENSE RATIO: 2.59%
MAXIMUM FRONT-END SALES CHARGE: NONE
Year	Hypothetical Beginning Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$262.12	$10,241.00
2	$10,241.00	$512.05	$10,753.05	$268.44	$10,487.81
3	$10,487.81	$524.39	$11,012.20	$274.91	$10,740.57
4	$10,740.57	$537.03	$11,277.60	$281.53	$10,999.42
5	$10,999.42	$549.97	$11,549.39	$288.32	$11,264.51
6	$11,264.51	$563.23	$11,827.74	$295.27	$11,535.98
7	$11,535.98	$576.80	$12,112.78	$302.38	$11,814.00
8	$11,814.00	$590.70	$12,404.70	$309.67	$12,098.72
Converts from Class B to Class A				Annual Expense Ratio: 2.09%
9	$12,098.72	$604.94	$12,703.66	$256.54	$12,450.79
10	$12,450.79	$622.54	$13,073.33	$264.01	$12,813.11
Cumulative		$5,581.65		$2,803.19

FEDERATED KAUFMANN FUND–C CLASS
ANNUAL EXPENSE RATIO: 2.59%
MAXIMUM FRONT-END SALES CHARGE: NONE
Year	Hypothetical Beginning Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$262.12	$10,241.00
2	$10,241.00	$512.05	$10,753.05	$268.44	$10,487.81
3	$10,487.81	$524.39	$11,012.20	$274.91	$10,740.57
4	$10,740.57	$537.03	$11,277.60	$281.53	$10,999.42
5	$10,999.42	$549.97	$11,549.39	$288.32	$11,264.51
6	$11,264.51	$563.23	$11,827.74	$295.27	$11,535.98
7	$11,535.98	$576.80	$12,112.78	$302.38	$11,814.00
8	$11,814.00	$590.70	$12,404.70	$309.67	$12,098.72
9	$12,098.72	$604.94	$12,703.66	$317.13	$12,390.30
10	$12,390.30	$619.52	$13,009.82	$324.78	$12,688.91
Cumulative		$5,578.63		$2,924.55
FEDERATED KAUFMANN FUND–R CLASS
ANNUAL EXPENSE RATIO: 2.31%
MAXIMUM FRONT-END SALES CHARGE: NONE
Year	Hypothetical Beginning Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$234.11	$10,269.00
2	$10,269.00	$513.45	$10,782.45	$240.40	$10,545.24
3	$10,545.24	$527.26	$11,072.50	$246.87	$10,828.91
4	$10,828.91	$541.45	$11,370.36	$253.51	$11,120.21
5	$11,120.21	$556.01	$11,676.22	$260.33	$11,419.34
6	$11,419.34	$570.97	$11,990.31	$267.33	$11,726.52
7	$11,726.52	$586.33	$12,312.85	$274.53	$12,041.96
8	$12,041.96	$602.10	$12,644.06	$281.91	$12,365.89
9	$12,365.89	$618.29	$12,984.18	$289.49	$12,698.53
10	$12,698.53	$634.93	$13,333.46	$297.28	$13,040.12
Cumulative		$5,650.79		$2,645.76
June 27, 2014
Federated Kaufmann Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q452236 (6/14)
Federated Kaufmann Small Cap Fund
A Portfolio of Federated Equity Funds
CLASS A (TICKER FKASX)
CLASS B (TICKER FKBSX)
CLASS C (TICKER FKCSX)
CLASS R (TICKER FKKSX)

SUPPLEMENT TO SUMMARY PROSPECTUS DATED DECEMBER 31, 2013
Under the section entitled “RISK/RETURN SUMMARY: FEES AND EXPENSES,” please replace the “Fee Table” and “Example” in their entirety with the following:
This table describes the fees and expenses that you may pay if you buy and hold the Fund's Class A Shares (A), Class B Shares (B), Class C Shares (C) and Class R Shares (R). You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in certain classes (e.g., A class) of Federated funds. More information about these and other discounts is available from your financial professional and in the “What Do Shares Cost?” section of the Prospectus on page 14.
Shareholder Fees (fees paid directly from your investment)	A	B	C	R
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	0.00%	5.50%	1.00%	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None	None	None	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None	None	None	None
Exchange Fee	None	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee[1]	1.30%	1.30%	1.30%	1.30%
Distribution (12b-1) Fee	0.25%	0.75%	0.75%	0.50%
Other Expenses	0.60%	0.65%	0.59%	0.41%
Acquired Fund Fees and Expenses	0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses[1]	2.16%	2.71%	2.65%	2.22%
Fee Waivers and/or Expense Reimbursements[1,2]	0.20%	0.20%	0.14%	0.26%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	1.96%	2.51%	2.51%	1.96%

1	The Management Fee, Total Annual Fund Operating Expenses and Fee Waivers and/or Expense Reimbursements have been restated to reflect current fees due to a reduction in the stated, gross Management Fee for the Fund.
2	The Adviser and its affiliates have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (excluding Acquired Fund Fees and Expenses, expenses allocated from affiliated partnerships, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's A, B, C and R classes (after the voluntary waivers and/or reimbursements) will not exceed 1.95%, 2.50%, 2.50% and 1.95% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination

Date”): (a) January 1, 2015; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Fund's Board of Trustees
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 for the time periods indicated and then redeem all of your Shares at the end of those periods. Expenses assuming no redemption are also shown. The Example also assumes that your investment has a 5% return each year and that operating expenses are as shown in the table above and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:
Share Class	1 Year	3 Years	5 Years	10 Years
A:
Expenses assuming redemption	$757	$1,189	$1,646	$2,906
Expenses assuming no redemption	$757	$1,189	$1,646	$2,906
B:
Expenses assuming redemption	$824	$1,241	$1,635	$2,909
Expenses assuming no redemption	$274	$841	$1,435	$2,909
C:
Expenses assuming redemption	$368	$823	$1,405	$2,983
Expenses assuming no redemption	$268	$823	$1,405	$2,983
R:
Expenses assuming redemption	$225	$694	$1,190	$2,554
Expenses assuming no redemption	$225	$694	$1,190	$2,554
June 27, 2014
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q452235 (6/14)
Federated Kaufmann Small Cap Fund
A Portfolio of Federated Equity Funds
CLASS A (TICKER FKASX)
CLASS B (TICKER FKBSX)
CLASS C (TICKER FKCSX)
CLASS R (TICKER FKKSX)

SUPPLEMENT TO the statutory PROSPECTUS DATED DECEMBER 31, 2013
Effective June 27, 2014:
1. Under the section entitled “RISK/RETURN SUMMARY: FEES AND EXPENSES,” please replace the “Fee Table” and “Example” in their entirety with the following:
This table describes the fees and expenses that you may pay if you buy and hold the Fund's Class A Shares (A), Class B Shares (B), Class C Shares (C) and Class R Shares (R). You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in certain classes (e.g., A class) of Federated funds. More information about these and other discounts is available from your financial professional and in the “What Do Shares Cost?” section of the Prospectus on page 14.
Shareholder Fees (fees paid directly from your investment)	A	B	C	R
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	0.00%	5.50%	1.00%	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None	None	None	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None	None	None	None
Exchange Fee	None	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee[1]	1.30%	1.30%	1.30%	1.30%
Distribution (12b-1) Fee	0.25%	0.75%	0.75%	0.50%
Other Expenses	0.60%	0.65%	0.59%	0.41%
Acquired Fund Fees and Expenses	0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses[1]	2.16%	2.71%	2.65%	2.22%
Fee Waivers and/or Expense Reimbursements[1,2]	0.20%	0.20%	0.14%	0.26%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	1.96%	2.51%	2.51%	1.96%

1	The Management Fee, Total Annual Fund Operating Expenses and Fee Waivers and/or Expense Reimbursements have been restated to reflect current fees due to a reduction in the stated, gross Management Fee for the Fund.
2	The Adviser and its affiliates have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (excluding Acquired Fund Fees and Expenses, expenses allocated from affiliated partnerships, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's A, B, C and R classes (after the voluntary waivers and/or reimbursements) will not exceed 1.95%, 2.50%, 2.50% and 1.95% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) January 1, 2015; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Fund's Board of Trustees

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 for the time periods indicated and then redeem all of your Shares at the end of those periods. Expenses assuming no redemption are also shown. The Example also assumes that your investment has a 5% return each year and that operating expenses are as shown in the table above and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:
Share Class	1 Year	3 Years	5 Years	10 Years
A:
Expenses assuming redemption	$757	$1,189	$1,646	$2,906
Expenses assuming no redemption	$757	$1,189	$1,646	$2,906
B:
Expenses assuming redemption	$824	$1,241	$1,635	$2,909
Expenses assuming no redemption	$274	$841	$1,435	$2,909
C:
Expenses assuming redemption	$368	$823	$1,405	$2,983
Expenses assuming no redemption	$268	$823	$1,405	$2,983
R:
Expenses assuming redemption	$225	$694	$1,190	$2,554
Expenses assuming no redemption	$225	$694	$1,190	$2,554
2. Under the section entitled “WHO MANAGES THE FUND?” please replace the first sentence of the sub-section “ADVISORY FEES” with the following:
“The Fund's investment advisory contract provides for payment to the Adviser of an annual investment advisory fee of 1.30% of the Fund's average daily net assets.”
3. Under the section entitled “APPENDIX A: HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION” please replace the chart with the following:
FEDERATED KAUFMANN SMALL CAP FUND - A CLASS
ANNUAL EXPENSE RATIO: 2.16%
MAXIMUM FRONT-END SALES CHARGE: 5.50%
Year	Hypothetical Beginning Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$472.50	$9,922.50	$757.02	$9,718.38
2	$9,718.38	$485.92	$10,204.30	$212.90	$9,994.38
3	$9,994.38	$499.72	$10,494.10	$218.94	$10,278.22
4	$10,278.22	$513.91	$10,792.13	$225.16	$10,570.12
5	$10,570.12	$528.51	$11,098.63	$231.56	$10,870.31
6	$10,870.31	$543.52	$11,413.83	$238.13	$11,179.03
7	$11,179.03	$558.95	$11,737.98	$244.90	$11,496.51
8	$11,496.51	$574.83	$12,071.34	$251.85	$11,823.01
9	$11,823.01	$591.15	$12,414.16	$259.00	$12,158.78
10	$12,158.78	$607.94	$12,766.72	$266.36	$12,504.09
Cumulative		$5,376.95		$2,905.82

FEDERATED KAUFMANN SMALL CAP FUND - B CLASS
ANNUAL EXPENSE RATIO: 2.71%
MAXIMUM FRONT-END SALES CHARGE: NONE
Year	Hypothetical Beginning Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$274.10	$10,229.00
2	$10,229.00	$511.45	$10,740.45	$280.38	$10,463.24
3	$10,463.24	$523.16	$10,986.40	$286.80	$10,702.85
4	$10,702.85	$535.14	$11,237.99	$293.37	$10,947.95
5	$10,947.95	$547.40	$11,495.35	$300.09	$11,198.66
6	$11,198.66	$559.93	$11,758.59	$306.96	$11,455.11
7	$11,455.11	$572.76	$12,027.87	$313.99	$11,717.43
8	$11,717.43	$585.87	$12,303.30	$321.18	$11,985.76
Converts from Class B to Class A				Annual Expense Ratio: 2.16%
9	$11,985.76	$599.29	$12,585.05	$262.57	$12,326.16
10	$12,326.16	$616.31	$12,942.47	$270.03	$12,676.22
Cumulative		$5,551.31		$2,909.47
FEDERATED KAUFMANN SMALL CAP FUND - C CLASS
ANNUAL EXPENSE RATIO: 2.65%
MAXIMUM FRONT-END SALES CHARGE: NONE
Year	Hypothetical Beginning Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$268.11	$10,235.00
2	$10,235.00	$511.75	$10,746.75	$274.41	$10,475.52
3	$10,475.52	$523.78	$10,999.30	$280.86	$10,721.69
4	$10,721.69	$536.08	$11,257.77	$287.46	$10,973.65
5	$10,973.65	$548.68	$11,522.33	$294.22	$11,231.53
6	$11,231.53	$561.58	$11,793.11	$301.13	$11,495.47
7	$11,495.47	$574.77	$12,070.24	$308.21	$11,765.61
8	$11,765.61	$588.28	$12,353.89	$315.45	$12,042.10
9	$12,042.10	$602.11	$12,644.21	$322.87	$12,325.09
10	$12,325.09	$616.25	$12,941.34	$330.45	$12,614.73
Cumulative		$5,563.28		$2,983.17
FEDERATED KAUFMANN SMALL CAP FUND - R CLASS
ANNUAL EXPENSE RATIO: 2.22%
MAXIMUM FRONT-END SALES CHARGE: NONE
Year	Hypothetical Beginning Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$225.09	$10,278.00
2	$10,278.00	$513.90	$10,791.90	$231.34	$10,563.73
3	$10,563.73	$528.19	$11,091.92	$237.77	$10,857.40
4	$10,857.40	$542.87	$11,400.27	$244.38	$11,159.24
5	$11,159.24	$557.96	$11,717.20	$251.18	$11,469.47
6	$11,469.47	$573.47	$12,042.94	$258.16	$11,788.32
7	$11,788.32	$589.42	$12,377.74	$265.34	$12,116.04
8	$12,116.04	$605.80	$12,721.84	$272.71	$12,452.87
9	$12,452.87	$622.64	$13,075.51	$280.30	$12,799.06
10	$12,799.06	$639.95	$13,439.01	$288.09	$13,154.87
Cumulative		$5,674.20		$2,554.36
June 27, 2014

Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q452234 (6/14)